Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

5.Inventories

As of December 31, 2016 and 2017, inventories represented products, of which amounting to RMB220,683 and RMB250,889, respectively, were pledged to a domestic bank for bank loans (see note 9 and note 10)